Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 0	$ 0
Total Current Assets	0	0
TOTAL ASSETS	0	0
Current Liabilities
Accounts payable	6,985	1,626
Total Current Liabilities	6,985	1,626
TOTAL LIABILITIES	6,985	1,626
Stockholders' Deficit:	(6,985)	(1,626)
Preferred stock, ($0.0001 par value, 5,000,000 shares authorized; none issued and outstanding.)	0	0
Common stock ($0.0001 par value, 100,000,000 shares authorized; 20,000,000 and 10,000,000 shares issued and outstanding, as of September 30, 2016 and December 31, 2016, respectively)	2,000	1,000
Additional paid-in capital	19,416	1,250
Accumulated deficit	(28,401)	(3,876)
Total Stockholders' Deficit	(6,985)	(1,626)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 0	$ 0